Item 1. Report to Shareholders

T. Rowe Price Value Fund
--------------------------------------------------------------------------------
June 30, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. ROWE PRICE VALUE FUND
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Financial Highlights             For a share outstanding throughout each period
--------------------------------------------------------------------------------

Investor Class

                  6 Months      Year
                    Ended      Ended
                   6/30/04  12/31/03  12/31/02   12/31/01   12/31/00    12/31/99

NET ASSET VALUE

Beginning
of period         $  20.01  $  15.56  $  18.88   $  19.15   $  17.50   $  18.31

Investment
activities

  Net investment
  income (loss)       0.07      0.18      0.18       0.17       0.24       0.22

  Net realized
  and unrealized
  gain (loss)         0.92      4.48     (3.31)      0.13**     2.48       1.38

  Total from
  investment
  activities          0.99      4.66     (3.13)      0.30       2.72       1.60

Distributions

  Net investment
  income                 -     (0.20)    (0.15)     (0.17)     (0.23)     (0.21)

  Net realized gain      -     (0.01)    (0.04)     (0.40)     (0.84)     (2.20)

  Total
  distributions          -     (0.21)    (0.19)     (0.57)     (1.07)     (2.41)

NET ASSET VALUE

End of period     $  21.00  $  20.01  $  15.56   $  18.88   $  19.15   $  17.50
                  --------------------------------------------------------------

Ratios/
Supplemental
Data

Total return^        4.95%    30.00%  (16.58)%      1.60%     15.75%       9.16%

Ratio of total
expenses to
average net assets   0.94%!    0.97%     0.95%      0.94%      0.91%       0.92%

Ratio of net
investment income
(loss) to average
net assets           0.80%!    1.06%     1.01%      0.93%      1.38%       1.14%

Portfolio
turnover rate        18.2%!    30.6%     29.6%      42.2%      55.9%       67.8%

Net assets,
end of period
(in millions)     $  1,812  $  1,482  $  1,140   $  1,322    $   989     $   851

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

** The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Value Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

Advisor Class

                            6 Months      Year                          3/31/00
                               Ended     Ended                          Through
                             6/30/04  12/31/03   12/31/02   12/31/01   12/31/00

NET ASSET VALUE

Beginning of period         $  19.93  $  15.51   $  18.84   $  19.14   $  17.57

Investment activities

  Net investment
  income (loss)                 0.09      0.15       0.10       0.10       0.17*

  Net realized and
  unrealized gain (loss)        0.89      4.48      (3.24)      0.17**     2.45

  Total from
  investment activities         0.98      4.63      (3.14)      0.27       2.62

Distributions

  Net investment income            -     (0.20)     (0.15)     (0.17)     (0.21)

  Net realized gain                -     (0.01)     (0.04)     (0.40)     (0.84)

  Total distributions              -     (0.21)     (0.19)     (0.57)     (1.05)

NET ASSET VALUE

End of period               $  20.91  $  19.93   $  15.51   $  18.84   $  19.14
                            ----------------------------------------------------

Ratios/Supplemental Data

Total return^                  4.92%    29.91%   (16.67)%      1.45%     15.11%*

Ratio of total expenses
to average net assets          1.04%!    1.04%      1.08%      1.06%     1.10%*!

Ratio of net investment
income (loss) to
average net assets            0.70%!     0.99%      1.08%      0.78%     1.04%*!

Portfolio turnover rate       18.2%!     30.6%      29.6%      42.2%      55.9%!

Net assets, end of
period (in thousands)      $ 93,524   $ 73,739   $ 47,116   $  8,673     $   77

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

* Excludes expenses in excess of a 1.10% voluntary expense limitation in effect through 4/30/06.

** The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Value Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                           June 30, 2004

Portfolio of Investments (1)                        Shares/$ Par          Value
--------------------------------------------------------------------------------
(Cost and value in $ 000s)

COMMON STOCKS   95.0%

CONSUMER DISCRETIONARY   18.4%

Auto Components   0.1%

Delphi                                                   300,000           3,204

                                                                           3,204

Automobiles   1.3%

Ford Motor                                               699,817          10,952

Harley-Davidson                                          228,000          14,122

                                                                          25,074

Hotels, Restaurants & Leisure   1.8%

Fairmont Hotels                                          740,000          19,943

McDonald's                                               550,000          14,300

                                                                          34,243

Household Durables   2.8%

Fortune Brands                                           250,000          18,858

Newell Rubbermaid                                        799,500          18,788

Sony ADR                                                 399,400          15,197

                                                                          52,843

Leisure Equipment & Products   1.0%

Eastman Kodak                                            300,000           8,094

Hasbro                                                   557,300          10,589

                                                                          18,683

Media   9.4%

Cablevision Systems, Class A *                           700,000          13,755

Comcast

     Class A *                                           202,000           5,662

     Class A Special *                                   885,000          24,435

Disney                                                   829,400          21,141

Dow Jones                                                285,000          12,854

Liberty Media

     Class A *                                         2,000,200          17,982

     Series A *                                          100,010           3,710

New York Times, Class A                                  410,400          18,349

Pearson (GBP)                                            725,000           8,806

Reuters (GBP)                                          1,750,000          11,754

Time Warner *                                          1,271,600          22,355

Viacom, Class B                                          500,000          17,860

                                                                         178,663

Multiline Retail   1.6%

Family Dollar Stores                                     460,000          13,993

May Department Stores                                    585,000          16,082

                                                                          30,075

Specialty Retail   0.4%

RadioShack                                               225,000           6,442

Toys "R" Us *                                            110,000           1,752

                                                                           8,194

Total Consumer Discretionary                                             350,979


CONSUMER STAPLES   5.8%

Beverages   1.7%

Coca-Cola Enterprises                                    500,000          14,495

Heineken (EUR) *                                         550,000          18,095

                                                                          32,590

Food & Staples Retailing   1.5%

CVS                                                      455,000          19,119

Safeway *                                                376,000           9,528

                                                                          28,647

Food Products   1.5%

Campbell Soup                                            565,000          15,187

General Mills                                            283,000          13,451

                                                                          28,638

Household Products   0.6%

Clorox                                                   202,600          10,896

                                                                          10,896

Tobacco   0.5%

Altria Group                                             200,900          10,055

                                                                          10,055

Total Consumer Staples                                                   110,826

ENERGY   7.6%

Energy Equipment & Services   1.7%

Baker Hughes                                             557,000          20,971

Schlumberger                                             187,400          11,902

                                                                          32,873

Oil & Gas   5.9%

Amerada Hess                                             333,700          26,426

ChevronTexaco                                             77,000           7,246

ConocoPhillips                                           142,600          10,879

Exxon Mobil                                              437,700          19,438

Marathon Oil                                             175,000           6,622

Royal Dutch Petroleum ADS                                452,300          23,370

TotalFinaElf ADR                                         185,300          17,804

                                                                         111,785

Total Energy                                                             144,658


FINANCIALS   22.2%

Capital Markets   3.0%

Franklin Resources                                       300,000          15,024

Mellon Financial                                         600,000          17,598

Morgan Stanley                                           470,900          24,849

                                                                          57,471

Commercial Banks   6.6%

Bank of America                                          370,000          31,309

Bank One                                                 389,600          19,870

Comerica                                                 309,000          16,958

Huntington Bancshares                                    610,000          13,969

Royal Bank of Scotland Group (GBP)                       650,000          18,713

U.S. Bancorp                                             870,000          23,977

                                                                         124,796

Consumer Finance   1.2%

American Express                                         428,000          21,991

                                                                          21,991

Diversified Financial Services   2.4%

Citigroup                                                238,000          11,067

J.P. Morgan Chase                                        450,000          17,447

Principal Financial Group                                516,600          17,967

                                                                          46,481

Insurance   7.1%

Berkshire Hathaway, Class A *                                175          15,566

Genworth Financial, Class A *                            865,000          19,852

Hartford Financial Services                              275,000          18,903

Marsh & McLennan                                         430,000          19,513

Prudential                                               243,200          11,302

SAFECO                                                   415,400          18,278

Saint Paul Companies                                     526,980          21,364

UnumProvident                                            700,000          11,130

                                                                         135,908

Thrifts & Mortgage Finance   1.9%

Freddie Mac                                              298,900          18,920

Radian Group                                             349,600          16,746

                                                                          35,666

Total Financials                                                         422,313


HEALTH CARE   7.1%

Biotechnology   0.5%

MedImmune *                                               400,000          9,360

                                                                           9,360

Health Care Equipment & Supplies   0.9%

Medtronic                                                364,800          17,773

                                                                          17,773

Health Care Providers & Services   0.7%

CIGNA                                                    202,600          13,941

                                                                          13,941

Pharmaceuticals   5.0%

Bristol-Myers Squibb                                     475,000          11,638

Johnson & Johnson                                        380,000          21,166

Merck                                                    604,300          28,704

Schering-Plough                                          810,600          14,980

Wyeth                                                    515,000          18,622

                                                                          95,110

Total Health Care                                                        136,184


INDUSTRIALS & BUSINESS SERVICES   16.1%

Aerospace & Defense   4.8%

Honeywell International                                  709,300          25,982

Lockheed Martin                                          456,000          23,748

Raytheon                                                 557,300          19,934

Rockwell Collins                                         640,000          21,325

                                                                          90,989

Air Freight & Logistics   1.0%

CNF                                                      433,900          18,033

                                                                          18,033

Airlines   0.2%

Delta *                                                  500,000           3,560

                                                                           3,560

Commercial Services & Supplies   1.0%

Waste Management                                         633,300          19,411

                                                                          19,411

Electrical Equipment   1.1%

Cooper Industries, Class A                               355,200          21,102

                                                                          21,102

Industrial Conglomerates   4.1%

GE                                                     1,600,000          51,840

Tyco International                                       790,000          26,181

                                                                          78,021

Machinery   1.7%

Eaton                                                    255,000          16,509

Illinois Tool Works                                       91,200           8,745

Pall                                                     300,000           7,857

                                                                          33,111

Road & Rail   2.2%

CSX                                                      570,500          18,695

Norfolk Southern                                         120,000           3,183

Union Pacific                                            333,900          19,850

                                                                          41,728

Total Industrials & Business Services                                    305,955


INFORMATION TECHNOLOGY   4.7%

Communications Equipment   1.3%

Motorola                                                 875,000          15,969

Nokia ADR                                                635,000           9,233

                                                                          25,202

Computer & Peripherals   1.2%

Hewlett-Packard                                        1,015,000          21,416

                                                                          21,416

IT Services   0.3%

Electronic Data Systems                                  300,000           5,745

                                                                           5,745

Semiconductor & Semiconductor Equipment   0.4%

Texas Instruments                                        325,000           7,859

                                                                           7,859

Software   1.5%

Microsoft                                              1,000,000          28,560

                                                                          28,560

Total Information Technology                                              88,782


MATERIALS   7.3%

Chemicals   2.3%

DuPont                                                   460,000          20,433

Great Lakes Chemical                                     625,000          16,913

Hercules *                                               500,000           6,095

                                                                          43,441

Metals & Mining   1.9%

Alcoa                                                    394,200          13,020

Nucor                                                    310,000          23,796

                                                                          36,816

Paper & Forest Products   3.1%

Bowater                                                  400,000          16,636

International Paper                                      505,000          22,573

MeadWestvaco                                             661,300          19,436

                                                                          58,645

Total Materials                                                          138,902


TELECOMMUNICATION SERVICES   2.8%

Diversified Telecommunication Services   2.8%

Alltel                                                   248,100          12,559

MCI *                                                    335,090           4,835

Qwest Communications International *                   4,600,000          16,514

Sprint                                                 1,075,000          18,920

Total Telecommunication Services                                          52,828


UTILITIES   3.0%

Electric Utilities   1.4%

FirstEnergy                                              450,000          16,834

Pinnacle West Capital                                    253,300          10,231

                                                                          27,065

Gas Utilities   0.9%

NiSource                                                 852,900          17,587

                                                                          17,587

Multi-Utilities & Unregulated Power   0.7%

Duke Energy                                              660,000          13,392

                                                                          13,392

Total Utilities                                                           58,044


Total Common Stocks (Cost  $1,628,246)                                 1,809,471


CONVERTIBLE PREFERRED STOCKS   0.3%

Genworth Financial                                       106,000           2,998

UnumProvident !!@                                        140,000           3,473

Total Convertible Preferred Stocks (Cost  $6,150)                          6,471

CONVERTIBLE BONDS   0.1%

Delta Air Lines, 144A, 2.875%, 2/18/24                 3,970,000           2,615

Total Convertible Bonds (Cost  $3,806)                                     2,615


SHORT-TERM INVESTMENTS   4.2%

Money Market Fund   4.2%

T. Rowe Price Reserve Investment Fund, 1.16% #        79,264,994          79,265

Total Short-Term Investments (Cost  $79,265)                              79,265


Total Investments in Securities

99.6% of Net Assets (Cost $1,717,467)                               $  1,897,822
                                                                    ------------

(1)  Denominated in U.S. dollars unless otherwise noted

#    Seven-day yield

*    Non-income producing

!! Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules - total value of such securities at period-end amounts to $3,473 and represents 0.2% of net assets

@ Valued by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total value of such securities at period-end amounts to $2,615 and represents 0.1% of net assets

ADR  American Depository Receipts

ADS  American Depository Shares

EUR  Euro

GBP  British pound

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Value Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                            June 30, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value (cost $1,717,467)           $     1,897,822

Other assets                                                             28,201

Total assets                                                          1,926,023

Liabilities

Total liabilities                                                        20,949

NET ASSETS                                                      $     1,905,074
                                                                ----------------

Net Assets Consist of:

Undistributed net investment income (loss)                      $         7,217

Undistributed net realized gain (loss)                                  (17,106)

Net unrealized gain (loss)                                              180,357

Paid-in-capital applicable to 90,731,971 shares
of$0.0001 par value capital stock outstanding;
1,000,000,000 shares authorized                                       1,734,606

NET ASSETS                                                      $     1,905,074
                                                                ----------------

NET ASSET VALUE PER SHARE

Investor Class
($1,811,549,574/86,258,309 shares outstanding)                  $         21.00
                                                                ----------------

Advisor Class
($93,524,134/4,473,662 shares outstanding)                      $         20.91
                                                                ----------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Value Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                       6 Months
                                                                          Ended
                                                                        6/30/04

Investment Income (Loss)

Income

  Dividend                                                      $        14,816

  Interest                                                                   48

  Total income                                                           14,864

Expenses

  Investment management                                                   5,678

  Shareholder servicing

    Investor Class                                                        2,044

    Advisor Class                                                            45

  Rule (12b-1) - Advisor Class                                              107

  Custody and accounting                                                     84

  Prospectus and shareholder reports

    Investor Class                                                           37

    Advisor Class                                                             3

  Registration                                                               40

  Legal and audit                                                            10

  Directors                                                                   4

  Miscellaneous                                                               1

  Total expenses                                                          8,053

  Expenses paid indirectly                                                   (2)

  Net expenses                                                            8,051

Net investment income (loss)                                              6,813

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                             23,358

  Foreign currency transactions                                             (36)

  Net realized gain (loss)                                               23,322

Change in net unrealized gain (loss)

  Securities                                                             53,755

  Other assets and liabilities
  denominated in foreign currencies                                           2

  Change in net unrealized gain (loss)                                   53,757

Net realized and unrealized gain (loss)                                  77,079

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                          $        83,892
                                                                ----------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Value Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                        6 Months           Year
                                                           Ended          Ended
                                                         6/30/04       12/31/03

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                     $       6,813  $      13,750

  Net realized gain (loss)                                23,322        (40,433)

  Change in net unrealized gain (loss)                    53,757        382,528

  Increase (decrease) in net
  assets from operations                                  83,892        355,845

Distributions to shareholders

  Net investment income

    Investor Class                                             -        (14,543)

    Advisor Class                                              -           (746)

  Net realized gain

    Investor Class                                             -           (727)

    Advisor Class                                              -            (38)

    Decrease in net assets from distributions                  -        (16,054)

Capital share transactions *

  Shares sold

    Investor Class                                       408,844        380,384

    Advisor Class                                         23,023         23,634

  Distributions reinvested

    Investor Class                                             -         14,900

    Advisor Class                                              -            782

  Shares redeemed

    Investor Class                                      (158,882)      (379,074)

    Advisor Class                                         (7,108)       (12,581)

    Increase (decrease) in net assets
    from capital share transactions                      265,877         28,045

Net Assets

Increase (decrease) during period                        349,769        367,836

Beginning of period                                    1,555,305      1,187,469

End of period                                      $   1,905,074  $   1,555,305
                                                   -----------------------------

(Including undistributed net investment
income of $7,217 at 6/30/04 and $404 at
12/31/03)

T. Rowe Price Value Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)

                                                        6 Months           Year
                                                           Ended          Ended
                                                         6/30/04       12/31/03

*Share information

    Shares sold

      Investor Class                                      19,973         22,359

      Advisor Class                                        1,124          1,370

    Distributions reinvested

      Investor Class                                           -            774

      Advisor Class                                            -             41

    Shares redeemed

      Investor Class                                      (7,754)       (22,388)

      Advisor Class                                         (350)          (750)

    Increase (decrease) in shares outstanding             12,993          1,406

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Value Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                            June 30, 2004

Notes to Financial Statements
--------------------------------------------------------------------------------


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Value Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. The fund has two classes of shares: the Value Fund original share class, referred to in this report as the Investor Class, offered since September 30, 1994, and Value Fund--Advisor Class (Advisor Class), offered since March 31, 2000. Advisor Class shares are sold only through brokers and other financial intermediaries that are compensated by the class for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters that relate to both classes, and, in all other respects, the same rights and obligations as the other class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict how often it will use closing prices and how often it will adjust those prices. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting
The Advisor Class pays distribution, shareholder servicing, and/or certain administrative expenses in the form of Rule 12b-1 fees, in an amount not exceeding 0.25% of the class's average daily net assets. Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to both classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $43,000 for the six months ended June 30, 2004. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits, which are reflected as expenses paid indirectly.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid by each class on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of portfolio securities, other than short-term securities, aggregated $395,569,000 and $150,144,000, respectively, for the six months ended June 30, 2004.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2004.

The fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2003, the fund had $40,422,000 of unused capital loss carryforwards, of which $40,422,000 expire in 2011.

At June 30, 2004, the cost of investments for federal income tax purposes was $1,717,467,000. Net unrealized gain aggregated $180,357,000 at period-end, of which $290,482,000 related to appreciated investments and $110,125,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At June 30, 2004, the effective annual group fee rate was 0.31%, and investment management fee payable totaled $1,002,000.

The Advisor Class is also subject to a contractual expense limitation through April 30, 2006. During the limitation period, the manager is required to waive its management fee and reimburse the class for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the class's ratio of total expenses to average net assets (expense ratio) to exceed its expense limitation of 1.10%. Through April 30, 2008, the class is required to repay the manager for expenses previously reimbursed and management fees waived to the extent its net assets have grown or expenses have declined sufficiently to allow repayment without causing the class's expense ratio to exceed its expense limitation. For the six months ended June 30, 2004, the Advisor Class operated below its expense limitation.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share prices and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. Expenses incurred pursuant to these service agreements totaled $1,158,000 for the six months ended June 30, 2004, of which $211,000 was payable at period-end.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the six months ended June 30, 2004, the fund was charged $122,000 for shareholder servicing costs related to the college savings plans, of which $90,000 was for services provided by Price and $32,000 was payable at period-end. At June 30, 2004, approximately 4.1% of the outstanding shares of the Investor Class were held by college savings plans.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) and T. Rowe Price Retirement Funds (Retirement Funds) may invest. Neither the Spectrum Funds nor the Retirement Funds invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to separate, special servicing agreements, expenses associated with the operation of the Spectrum and Retirement Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum and Retirement Funds, respectively. Expenses allocated under these agreements are reflected as shareholder servicing expenses in the accompanying financial statements. For the six months ended June 30, 2004, the fund was allocated $1,000 of Spectrum Funds' expenses and $400,000 of Retirement Funds' expenses. Of these amounts, $270,000 related to services provided by Price and $83,000 was payable at period-end. At June 30, 2004, approximately 1.6% of the outstanding shares of the Investor Class were held by the Spectrum Funds and 14.0% were held by the Retirement Funds.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Funds pay no investment management fees. During the six months ended June 30, 2004, dividend income from the Reserve Funds totaled $419,000.

T. Rowe Price Value Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Value Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.


Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price Value Fund, Inc.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date:    August 16, 2004


By:      /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date:    August 16, 2004